UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 6.4%
	Ally Auto Receivables Trust,
110	Series 2010-1, Class A3, 1.450%, 05/15/14	111
89	Series 2010-3, Class A4, 1.550%, 08/17/15	90
137	Series 2011-3, Class A3, 0.970%, 08/17/15	137
126	Series 2011-4, Class A4, 1.140%, 06/15/16	127
49	Series 2012-3, Class A4, 1.060%, 02/15/17	49
	AmeriCredit Automobile Receivables Trust,
13	Series 2009-1, Class A3, 3.040%, 10/15/13	13
185	Series 2010-3, Class A3, 1.140%, 04/08/15	186
90	Series 2011-3, Class A3, 1.170%, 01/08/16	90
71	Series 2011-4, Class A3, 1.170%, 05/09/16	71
	Bank of America Auto Trust,
73	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	74
11	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	11
	CarMax Auto Owner Trust,
26	Series 2010-1, Class A3, 1.560%, 07/15/14	26
202	Series 2010-1, Class A4, 2.400%, 04/15/15	206
113	Series 2011-2, Class A4, 1.350%, 02/15/17	114
	Chrysler Financial Auto Securitization Trust,
21	Series 2009-A, Class A3, 2.820%, 01/15/16	21
151	Series 2010-A, Class A3, 0.910%, 08/08/13	151
	CNH Equipment Trust,
9	Series 2010-A, Class A3, 1.540%, 07/15/14	9
155	Series 2011-A, Class A3, 1.200%, 05/16/16	156
112	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	108
	Ford Credit Auto Owner Trust,
7	Series 2009-B, Class A3, 2.790%, 08/15/13	7
100	Series 2010-B, Class A4, 1.580%, 09/15/15	101
286	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.419%, 02/25/36	222
4	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.870%, 02/15/14	4
203	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.419%, 07/25/36	201
4	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	4
100	Huntington Auto Trust, Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
	Hyundai Auto Receivables Trust,
125	Series 2010-A, Class A3, 1.500%, 10/15/14	126
260	Series 2010-B, Class A4, 1.630%, 03/15/17	264
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35
84	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	85
24	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.000%, 09/15/14	24
169	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.439%, 02/25/36	163
181	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.429%, 03/25/36	177
	Santander Drive Auto Receivables Trust,
138	Series 2010-1, Class A3, 1.840%, 11/17/14	139
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
300	Series 2010-B, Class A3, 1.310%, 02/17/14 (e)	300
200	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.980%, 09/20/17	205
	World Omni Auto Receivables Trust,
9	Series 2010-A, Class A3, 1.340%, 12/16/13	9
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $4,059)	3,998

Collateralized Mortgage Obligations — 5.1%
	Agency CMO — 5.0%
	Federal Home Loan Mortgage Corp. REMICS,
228	Series 2594, Class QP, 4.000%, 03/15/33	242
160	Series 2686, Class VP, 5.000%, 09/15/17	163
92	Series 2989, Class TG, 5.000%, 06/15/25	101
200	Series 3209, Class EG, 4.500%, 08/15/20	221
	Federal National Mortgage Association REMICS,
70	Series 2003-42, Class EP, 4.000%, 11/25/22	72
350	Series 2003-92, Class PE, 4.500%, 09/25/18	379
153	Series 2005-31, Class PA, 5.500%, 10/25/34	168
200	Series 2005-48, Class MD, 5.000%, 04/25/34	216
85	Series 2007-76, Class DB, 6.000%, 05/25/33	89
200	Series 2008-68, Class VN, 5.500%, 03/25/27	215

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
210	Series 2010-64, Class DM, 5.000%, 06/25/40	228
247	Series 2010-64, Class EH, 5.000%, 10/25/35	260
	Government National Mortgage Association,
4	Series 2002-24, Class FA, VAR, 0.739%, 04/16/32 (m)	4
49	Series 2003-86, Class PE, 5.000%, 09/20/32	53
251	Series 2003-105, Class VH, 4.500%, 01/16/28	261
233	Series 2009-31, Class BV, 4.500%, 06/20/20	260
132	Series 2009-67, Class GK, 4.500%, 01/16/37	141
74	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	76

		3,149

	Non-Agency CMO — 0.1%
37	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	39

	Total Collateralized Mortgage Obligations (Cost $3,159)	3,188

Commercial Mortgage-Backed Securities — 0.3%
100	Nomura Asset Securities Corp., Series 1998-D6, Class A4, VAR, 7.657%, 03/15/30	104
56	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	60

	Total Commercial Mortgage-Backed Securities (Cost $168)	164

Corporate Bonds — 24.1%
	Consumer Discretionary — 0.7%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	68

	Automobiles — 0.1%
70	Daimler Finance North America LLC, 6.500%, 11/15/13	75

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
24	3.125%, 02/15/16	25
45	3.500%, 03/01/16	48

		73

	Internet Retail — 0.1%
30	eBay, Inc., 1.625%, 10/15/15	31

	Media — 0.3%
40	Comcast Corp., 6.500%, 01/15/15	45
40	Discovery Communications LLC, 3.700%, 06/01/15	43
50	NBCUniversal Media LLC, 2.875%, 04/01/16	52
30	Viacom, Inc., 6.250%, 04/30/16	35

		175

	Specialty Retail — 0.0% (g)
20	Lowe’s Cos., Inc., 1.625%, 04/15/17	20

	Total Consumer Discretionary	442

	Consumer Staples — 1.7%
	Beverages — 0.8%
16	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	16
	Bottling Group LLC,
45	5.000%, 11/15/13	48
65	6.950%, 03/15/14	72
160	Coca-Cola Co. (The), 3.625%, 03/15/14	169
21	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	21
85	PepsiCo, Inc., 3.750%, 03/01/14	90
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	53

		469

	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
20	3.900%, 10/01/15	21
20	7.500%, 01/15/14	22
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	48

		91

	Food Products — 0.8%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	125
50	Cargill, Inc., 4.375%, 06/01/13 (e)	52
35	General Mills, Inc., 5.250%, 08/15/13	37
10	Kellogg Co., 1.750%, 05/17/17	10
	Kraft Foods, Inc.,
200	4.125%, 02/09/16	217

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — Continued
37	6.250%, 06/01/12	37

		478

	Total Consumer Staples	1,038

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
8	Cameron International Corp., 1.600%, 04/30/15	8
3	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	3
20	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	22

		33

	Oil, Gas & Consumable Fuels — 0.7%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	37
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	42
40	Devon Energy Corp., 1.875%, 05/15/17	40
30	PC Financial Partnership, 5.000%, 11/15/14	32
43	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	44
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	30
15	3.100%, 06/28/15	16
35	4.000%, 03/21/14	37
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	108
29	Total Capital S.A., (France), 3.000%, 06/24/15	31

		433

	Total Energy	466

	Financials — 14.6%
	Capital Markets — 3.1%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	206
100	BlackRock, Inc., 3.500%, 12/10/14	106
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49
	Credit Suisse USA, Inc.,
200	4.875%, 01/15/15	215
50	5.125%, 08/15/15	55
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	617
85	Jefferies Group, Inc., 3.875%, 11/09/15	82
	Morgan Stanley,
100	5.375%, 10/15/15	100
280	6.750%, 10/15/13	296
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	15
60	Northern Trust Corp., 5.500%, 08/15/13	63
135	State Street Corp., 4.300%, 05/30/14	144

		1,948

	Commercial Banks — 3.5%
45	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	47
110	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	116
240	BB&T Corp., 5.200%, 12/23/15	265
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	21
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	182
100	4.875%, 05/20/13	103
30	Fifth Third Bancorp, 3.625%, 01/25/16	32
100	National City Corp., 4.900%, 01/15/15	109
65	SunTrust Banks, Inc., 3.600%, 04/15/16	68
250	U.S. Bank N.A., 6.300%, 02/04/14	271
800	Wachovia Corp., 5.500%, 05/01/13	834
128	Westpac Banking Corp., (Australia), 3.000%, 12/09/15	133

		2,181

	Consumer Finance — 1.6%
	American Express Credit Corp.,
130	5.875%, 05/02/13	136
150	7.300%, 08/20/13	161
	Capital One Financial Corp.,
70	3.150%, 07/15/16	73
20	7.375%, 05/23/14	22
320	HSBC Finance Corp., 5.000%, 06/30/15	341
	John Deere Capital Corp.,
21	0.875%, 04/17/15	21
200	5.250%, 10/01/12	203
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	58

		1,015

	Diversified Financial Services — 4.7%
	Bank of America Corp.,
400	4.500%, 04/01/15	409

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
50	4.900%, 05/01/13	51
	BP Capital Markets plc, (United Kingdom),
57	1.846%, 05/05/17	57
80	3.625%, 05/08/14	84
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	158
50	6.125%, 02/17/14	54
	Citigroup, Inc.,
45	6.375%, 08/12/14	48
520	6.500%, 08/19/13	546
	CME Group, Inc.,
110	5.400%, 08/01/13	116
90	5.750%, 02/15/14	97
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,075
125	5.900%, 05/13/14	136
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	52
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,923

	FDIC Guaranteed Securities (~) — 1.1%
700	General Electric Capital Corp., 2.125%, 12/21/12	707

	Insurance — 0.4%
50	Allstate Corp. (The), 6.200%, 05/16/14	55
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	103
20	Travelers Cos., Inc. (The), 6.250%, 06/20/16	24

		225

	Real Estate Investment Trusts (REITs) — 0.2%
35	ERP Operating LP, 5.250%, 09/15/14	38
50	HCP, Inc., 7.072%, 06/08/15	56
	Simon Property Group LP,
13	4.200%, 02/01/15	14
15	6.100%, 05/01/16	17

		125

	Total Financials	9,124

	Health Care — 0.1%
	Biotechnology — 0.1%
19	Amgen, Inc., 2.300%, 06/15/16	19

	Health Care Providers & Services — 0.0% (g)
15	Aetna, Inc., 1.750%, 05/15/17	15

	Total Health Care	34

	Industrials — 1.0%
	Aerospace & Defense — 0.4%
150	Boeing Co. (The), 5.125%, 02/15/13	155
100	Honeywell International, Inc., 3.875%, 02/15/14	105

		260

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Electrical Equipment — 0.0% (g)
10	ABB Finance USA, Inc., 1.625%, 05/08/17	10

	Industrial Conglomerates — 0.1%
34	Danaher Corp., 1.300%, 06/23/14	35
30	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	34

		69

	Machinery — 0.1%
40	PACCAR, Inc., 6.875%, 02/15/14	44

	Road & Rail — 0.4%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	100
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	32
70	Union Pacific Corp., 5.450%, 01/31/13	72

		225

	Total Industrials	619

	Information Technology — 1.6%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	58

	Computers & Peripherals — 0.3%
59	Dell, Inc., 3.100%, 04/01/16	63
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	6.125%, 03/01/14	129

		212

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25	3.375%, 11/01/15	26
30	6.875%, 07/01/13	32

		58

	IT Services — 0.2%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	53
60	International Business Machines Corp., 4.750%, 11/29/12	61

		114

	Office Electronics — 0.2%
110	Xerox Corp., 8.250%, 05/15/14	123
	Semiconductors & Semiconductor Equipment — 0.2%
37	Intel Corp., 1.950%, 10/01/16	38
40	National Semiconductor Corp., 3.950%, 04/15/15	44
34	Texas Instruments, Inc., 2.375%, 05/16/16	36

		118

	Software — 0.5%
30	Intuit, Inc., 5.750%, 03/15/17	35
140	Microsoft Corp., 2.950%, 06/01/14	147
140	Oracle Corp., 4.950%, 04/15/13	145

		327

	Total Information Technology	1,010

	Materials — 0.6%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	45
	E.I. du Pont de Nemours & Co.,
29	1.950%, 01/15/16	30
45	3.250%, 01/15/15	48
33	5.000%, 01/15/13	34
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	53

		210

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
71	1.125%, 11/21/14	72
20	1.625%, 02/24/17	20
14	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	14
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	80

		186

	Total Materials	396

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.3%
450	AT&T, Inc., 6.700%, 11/15/13	490
130	France Telecom S.A., (France), 4.375%, 07/08/14	137
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	50
125	Verizon Communications, Inc., 2.000%, 11/01/16	128

		805

	Wireless Telecommunication Services — 0.3%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	129
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	74

		203

	Total Telecommunication Services	1,008

	Utilities — 1.4%
	Electric Utilities — 0.8%
200	Appalachian Power Co., 5.650%, 08/15/12	202
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	54
17	Commonwealth Edison Co., 1.950%, 09/01/16	17
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	41
50	Nisource Finance Corp., 6.150%, 03/01/13	52
15	Progress Energy, Inc., 6.050%, 03/15/14	16
20	Southern California Edison Co., 4.150%, 09/15/14	22
	Southern Co. (The),
12	1.950%, 09/01/16	12
10	4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	54

		513

	Gas Utilities — 0.3%
85	Atmos Energy Corp., 4.950%, 10/15/14	92
80	Southern California Gas Co., 5.500%, 03/15/14	87

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Gas Utilities — Continued
35	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	36

		215

	Multi-Utilities — 0.3%
130	Dominion Resources, Inc., 5.700%, 09/17/12	132
20	PG&E Corp., 5.750%, 04/01/14	21

		153

	Total Utilities	881

	Total Corporate Bonds (Cost $14,734)	15,018

Foreign Government Securities — 0.3%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	106
45	4.100%, 06/16/14	48

	Total Foreign Government Securities (Cost $145)	154

Mortgage Pass-Through Securities — 1.8%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
131	4.500%, 04/01/25	140
145	5.500%, 11/01/21	157
189	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	209
134	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 06/01/34	150
121	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	130
137	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	151
167	Federal National Mortgage Association, 30 Year, Single Family, 5.500%, 04/01/37	183

	Total Mortgage Pass-Through Securities (Cost $1,110)	1,120

Supranational — 0.1%
38	Corp. Andina de Fomento, (Supranational), 3.750%, 01/15/16 (Cost $38)	40

U.S. Government Agency Securities — 33.0%
	Federal Farm Credit Banks Funding Corp.,
400	2.625%, 04/17/14	416
685	4.900%, 03/06/13	710
	Federal Home Loan Bank,
2,500	1.875%, 06/21/13	2,543
4,000	3.125%, 12/13/13	4,172
	Federal Home Loan Mortgage Corp.,
450	0.750%, 12/28/12	452
1,350	1.000%, 08/20/14	1,366
650	1.000%, 03/08/17	653
650	2.500%, 05/27/16	694
	Federal National Mortgage Association,
1,800	0.500%, 05/27/15	1,797
300	1.250%, 09/28/16	305
500	2.375%, 07/28/15	528
200	2.500%, 05/15/14	208
2,703	4.000%, 03/27/13	2,786
2,000	4.375%, 03/15/13	2,065
1,400	4.625%, 10/15/13	1,483
400	4.750%, 02/21/13	413

	Total U.S. Government Agency Securities (Cost $20,288)	20,591

U.S. Treasury Obligations — 28.7%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13 (m)	2,509
500	0.625%, 02/28/13	502
300	0.750%, 08/15/13	302
1,000	0.875%, 11/30/16	1,012
750	0.875%, 01/31/17	759
600	0.875%, 02/28/17	607
350	1.000%, 05/15/14	355
350	1.000%, 08/31/16	356
1,000	1.000%, 10/31/16	1,018
125	1.000%, 03/31/17	127
310	1.250%, 04/15/14	316
450	1.250%, 10/31/15	462
1,250	1.375%, 09/15/12	1,254
1,420	1.375%, 02/15/13	1,432
400	1.375%, 11/30/15	413
290	1.500%, 06/30/16	301
200	1.500%, 07/31/16	208
700	1.750%, 07/31/15	729
260	1.750%, 05/31/16	272
2,500	2.000%, 11/30/13 (m)	2,565
800	2.000%, 04/30/16	846
290	2.125%, 05/31/15	305
415	2.125%, 02/29/16	440
300	2.375%, 03/31/16	321

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
215	2.500%, 04/30/15	228
250	2.625%, 04/30/16	270

	Total U.S. Treasury Obligations (Cost $17,661)	17,909

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
93	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $93)	93

	Total Investments — 99.9% (Cost $61,455)	62,275
	Other Assets in Excess of Liabilities — 0.1%	92

	NET ASSETS — 100.0%	$62,367

Percentages indicated are based on net assets.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(~)	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$940
Aggregate gross unrealized depreciation	(120)

Net unrealized appreciation/depreciation	$820

Federal income tax cost of investments	$61,455

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$3,998	$—	$3,998
Collateralized Mortgage Obligations
Agency CMO	—	3,073	76	3,149
Non-Agency CMO	—	39	—	39

Total Collateralized Mortgage Obligations	—	3,112	76	3,188

Commercial Mortgage-Backed Securities	—	164	—	164
Corporate Bonds
Consumer Discretionary	—	442	—	442
Consumer Staples	—	1,038	—	1,038
Energy	—	466	—	466
Financials	—	9,124	—	9,124
Health Care	—	34	—	34
Industrials	—	619	—	619
Information Technology	—	1,010	—	1,010
Materials	—	396	—	396
Telecommunication Services	—	1,008	—	1,008
Utilities	—	881	—	881

Total Corporate Bonds	—	15,018	—	15,018

Foreign Government Securities	—	154	—	154
Mortgage Pass-Through Securities	—	1,120	—	1,120
Supranational	—	40	—	40
U.S. Government Agency Securities	—	20,591	—	20,591
U.S. Treasury Obligations	—	17,909	—	17,909
Short-Term Investment
Investment Company	93	—	—	93

Total Investments in Securities	$93	$62,106	$76	$62,275

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Term Bond Fund II	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Collateralized Mortgage Obligations
Agency CMO	$—	$—	$—	$8	$—	$(4)	$80	$—	$76

Total	$—	$—	$—	$8	$—	$(4)	$80	$—	$76

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2012